PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	March 31,	December 31,
	2021	2020
	(Unaudited)
Leasehold improvements	$41,396	$44,777
Construction in progress	411,721	-
Air conditioning equipment	57,241	21,496
Office equipment	29,645	22,241
Total property and equipment	540,003	88,514
Less accumulated depreciation and amortization	(12,067)	(9,361)
Property and equipment, net	$527,936	$79,153

	December 31,	December 31,
	2020	2019
Leasehold improvements	$44,777	$23,231
Air conditioning equipment	21,496	-
Office equipment	22,241	13,457
Total property and equipment	88,514	36,688
Less accumulated depreciation and amortization	(9,361)	(91)
Property and equipment, net	$79,153	$36,597